Pension and Postretirement Benefits: Schedule of movements in projected benefit obligation ("PBO") (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Projected Benefit Obligation, Balance	$ 147,534	$ 156,880	$ 187,030
Service cost	5,718	6,990	7,680
Interest cost	11,493	12,572	14,917
Obligations arising from acquisitions and other	10,211	1,564	1,665
Benefits paid	(12,650)	(15,091)	(15,000)
Actuarial loss (gain)	2,525	(4,505)	3,650
Plan amendments	274	8,852	1,856
Curtailment gain	(38,431)	(18,237)	(38,573)
Translation difference	(5,092)	(1,491)	(6,345)
Projected Benefit Obligation, Balance	$ 121,582	$ 147,534	$ 156,880